Note 4 - Shareholder Remuneration System - Dividens (Details) - EUR (€) € / shares in Units, € in Millions	1 Months Ended
	Oct. 31, 2018	Sep. 30, 2018	Apr. 30, 2018	Mar. 31, 2018	Oct. 31, 2017	Sep. 30, 2017	Feb. 28, 2017	Dec. 31, 2016	Jul. 31, 2016	Jun. 30, 2016
Share holder Remuneration System Abstract
Dividends Paid per share		€ 0.1		€ 0.15		€ 0.09		€ 0.08		€ 0.08
Net Dividends Paid per share		€ 0.081		€ 0.1215		€ 0.0729		€ 0.0648		€ 0.0648
Dividend distribution	€ 663		€ 996		€ 599		€ 525		€ 517